Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

The accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2025	2024
Payable for long-term assets	$11,478,673	$6,033,888
Advanced equity purchase consideration and related expenses(1)	1,605,338	1,376,046
Puyang Hongbo convertible loan – convert portion(2)	2,736,055	-
Accrued expenses and other liabilities	1,006,659	1,389,580
Tax payables	2,432,215	990,811
Total accrued expenses and other current liabilities	$19,258,940	$9,790,325

(1)	As of June 30, 2025 and 2024, the advanced equity purchase consideration and related expenses from Shanghai Kuanyu Digital Technology Co., Ltd. (“Kuanyu”) was $1,605,338 (approximately RMB 11.5 million) and $1,376,046 (approximately RMB 10.0 million), respectively.
(2)	As disclosed in Note 10, in January 2025, Puyang Hongbo elected to convert approximately $2.7 million (RMB 19.6 million) of its debt into equity of Net Plastic New Material. The share conversion had not been completed as of the date of the issuance of the financial statements.